Lease (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Lease
2023	$ 103,543
2024	111,308
2025	119,656
2026	128,631
2027	480,229
Thereafter	138,278
Total lease payments	1,081,645
Less: imputed interest	(293,299)
Total lease liabilities	788,346		$ 952,521
Less current portion	(45,903)	$ (38,072)
Lease liability - noncurrent	$ 742,443	$ 841,623